NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2018
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
Non-controlling interests consists of the following:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Redeemable/Exchangeable and special limited partnership units	$14,755	$14,500
Limited partnership units of Brookfield Office Properties Exchange L.P.	86	285
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management Inc.	15	15
Preferred equity of subsidiaries	2,503	2,493
Non-controlling interests in subsidiaries and properties	11,410	10,430
Total interests of others in operating subsidiaries and properties	13,928	12,938
Total non-controlling interests	$28,769	$27,723

Non-controlling interests of others in operating subsidiaries and properties consist of the following:

		Proportion of economic interests held by non-controlling interests
(US$ Millions)	Jurisdiction of formation	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
BPO(1)	Canada	—%	—%	$2,985	$2,982
BSREP Industrial Pooling Subsidiary L.P.(2)	United States	70%	70%	1,155	878
BSREP CARS Sub-Pooling LLC(2)	United States	71%	71%	943	918
Center Parcs UK(2)	United Kingdom	73%	73%	870	869
BSREP II Korea Office Holdings Pte. Ltd.	South Korea	78%	78%	689	706
BSREP II PBSA Ltd.	Bermuda	74%	74%	688	501
BSREP II Retail Upper Pooling LLC(2)	United States	50%	50%	666	670
BSREP II Aries Pooling LLC(2)	United States	74%	74%	671	652
BSREP II MH Holdings LLC(2)	United States	74%	74%	687	593
Brookfield Strategic Real Estate Partners II Storage REIT LLC(2)	United States	74%	74%	645	564
BSREP India Office Holdings Pte. Ltd.	United States	67%	67%	506	424
BSREP UA Holdings LLC(2)	Cayman Islands	70%	70%	501	487
BSREP II Brazil Pooling LLC	United States	68%	68%	431	472
BREF ONE, LLC	United States	67%	67%	307	483
Other	Various	18% - 76%	18% - 76%	2,184	1,739
Total				$13,928	$12,938

(1)	Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.

(2)
Includes non-controlling interests representing interests held by other investors in Brookfield Asset Management-sponsored funds and holding entities through which the partnership participates in Brookfield Asset Management -sponsored funds. Also includes non-controlling interests in underlying operating entities owned by Brookfield Asset Management sponsored funds.